Debt and Capital Structure - Schedule of Long-Term Debt (Detail) $ in Millions, $ in Billions	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Net Debt Premiums (Discounts) and Transaction Costs	$ 67		$ 80
Long-Term Debt	7,199		7,108
Less: Current Portion	180		0
Long-Term Debt	7,019		7,108
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	7,132		7,028
Long-Term Debt | Revolving Term Debt
Disclosure of detailed information about borrowings [line items]
Revolving Term Debt	0		0
Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	5,132	$ 3.8	5,028	$ 3.8
Long-Term Debt | Canadian Dollar Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	$ 2,000		$ 2,000